Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2017
Disclosure Of Investments Accounted For Using Equity Method [Abstract]
Investments Accounted for Using the Equity Method
12.	INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD.

12.1. Investments accounted for using the equity method

a.	The following tables present the changes in investments in associates and joint ventures accounted for using the equity method as of December 31, 2017 and 2016:

					Balance as of		Share of Profit	Dividends	Foreign Currency	Other Comprehensive	Other Increase	Balance as of
Taxpayer ID Number	Associates and Joint Ventures	Country	Currency	Ownership Interest	01-01-2017 ThCh$	Additions ThCh$	(Loss) ThCh$	Declared ThCh$	Translation ThCh$	Income ThCh$	(Decrease) ThCh$	12-31-2017 ThCh$
76.418.940-K	GNL Chile S.A.	Chile	U.S. dollar	33.33%	3,982,934	—	841,957	(743,734)	(297,841)	—	—	3,783,316
76.652.400-1	Centrales Hidroeléctricas De Aysén S.A. (*)	Chile	Chilean peso	51.00%	6,441,166	1,943,100	(4,179,033)	—	—	—	(4,205,233)	—
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Chilean peso	50.00%	8,222,763	—	595,996	—	—	—	—	8,818,759
Foreign	Enel Argentina S.A.	Argentina	Argentine peso	0.12%	91,335	—	44,176	—	(29,198)	(1,490)	323	105,146
				TOTAL	18,738,198	1,943,100	(2,696,904)	(743,734)	(327,039)	(1,490)	(4,204,910)	12,707,221

					Balance as of		Share of Profit	Dividends	Foreign Currency	Other Comprehensive	Other Increase	Balance as of
Taxpayer ID Number	Associates and Joint Ventures	Country	Currency	Ownership Interest	01-01-2016 ThCh$	Additions ThCh$	(Loss) ThCh$	Declared ThCh$	Translation ThCh$	Income ThCh$	(Decrease) ThCh$	12-31-2016 ThCh$
96.806.130-5	Electrogas S.A. (*)	Chile	U.S. dollar	42.50%	12,042,873	—	5,166,226	(3,979,095)	(844,372)	607,375	(12,993,007)	—
76.788.080-4	GNL Quintero S.A. (**)	Chile	U.S. dollar	20.00%	17,137,023	—	2,750,075	(2,598,035)	(816,094)	(12,298,165)	(4,174,804)	—
76.418.940-K	GNL Chile S.A.	Chile	U.S. dollar	33.33%	2,662,029	—	1,491,025	—	(170,120)	—	—	3,982,934
76.652.400-1	Centrales Hidroeléctricas De Aysén S.A.	Chile	Chilean peso	51.00%	6,280,293	2,346,000	(2,185,127)	—	—	—	—	6,441,166
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Chilean peso	50.00%	7,594,153	—	628,610	—	—	—	—	8,222,763
Foreign	Enel Argentina S.A.	Argentina	Argentine peso	0.12%	—	235,090	23,610	—	(21,044)	(656)	(145,665)	91,335
Foreign	Southern Cone S.A.	Argentina	Argentine peso	2.00%	—	3,326	3,780	—	(1,080)	(63)	(5,963)	—
				TOTAL	45,716,371	2,584,416	7,878,199	(6,577,130)	(1,852,710)	(11,691,509)	(17,319,439)	18,738,198
(*)	See Note 5.
(**)	See Note 12.1.b.

b.	Sale GNL Quintero S.A.

On June 9, 2016, the Company entered into a share purchase agreement with Enagás Chile S.p.A. (“Enagás Chile”), a wholly-owned subsidiary of Enagás S.A., under which Enagás Chile would acquire the entire 20% ownership interest held by the Company in the associated company GNL Quintero S.A.

The sale of this investment to Enagás Chile was subject to satisfaction of customary conditions precedent for this type of transaction, which included, among others, non-exercising by the other shareholders of GNL Quintero S.A. of the preferential acquisition rights, which they possess in accordance with the terms and conditions of the shareholders agreement.

On September 14, 2016, upon satisfaction of the conditions precedent, the Company transferred the shares it held in GNL Quintero S.A. to Enagás Chile. The total sale price was US$197,365,113.2 (ThCh$132,820,800). Cash received for GNL Quintero S.A. is included in “Other collections from the sale of equity or debt instruments belonging to other entities” in the Consolidated Statements of Cash Flows. Also see Note 30 for the net financial result of the transaction.

GNL Quintero S.A. operates a storage and regasification of Liquefied Natural Gas (LNG) plant and its related land-based Terminal for loading and unloading LNG, including facilities and network necessary to deliver LNG, through a LNG truck loading facility and delivery point’s pipelines.

c.	Other information

Centrales Hidroeléctricas de Aysén S.A.

In May 2014, the Committee of Ministers revoked the Environmental Qualification Resolution (“RCA”) of the Centrales Hidroeléctricas de Aysén S.A. project, in which the Company participates by accepting some of the claims filed against this project. It is a public information that this decision was resorted before the Environmental Courts in Valdivia and Santiago. On January 28, 2015, it was made public that the water rights request made by Centrales Hidroeléctricas de Aysén S.A. has been partially rejected in 2008.

The Company has expressed its intention to promote at Centrales Hidroeléctricas de Aysén S.A. the defense for water rights and the environmental qualification granted to the project in the corresponding instances, continuing with the judicial actions already started or implementing new administrative or judicial actions that are necessary to this end, and it maintains the belief that hydric resources of the Aysén region are important for the energy development of the country.

Nevertheless, given the current situation, there is uncertainty on the recoverability of the investment made so far at Centrales Hidroeléctricas de Aysén S.A., since it depends both on judicial decisions and on definitions in the energy agenda which cannot be foreseen at present, consequently the investment is not included in the portfolio of the Company’s immediate projects. Consequently, at closing date of fiscal year 2014, the Company recognized an impairment of its participation in Centrales Hidroeléctricas de Aysén S.A. amounting to ThCh$ 69,066,857, which remains in effect as of December 31, 2017.

On December 7, 2017, an extraordinary shareholders’ meeting was held, in which the early dissolution of the Centrales Hidroeléctricas de Aysen S.A. aforementioned was agreed to, as well the company liquidation process of assets. The liquidation process contemplates a distribution of assets to shareholders and expected to be completed during the first half of 2018.

In accordance with the above, the investment that Enel Generación Chile has in Centrales Hidroeléctricas de Aysén S.A. has been classified as non-current assets or disposal groups classified as held for sale (See Note 5.1).

12.2. Investments with significant influence

The following tables show financial information as of December 31, 2017 and 2016, from the financial statements of the investments in associates where the Group has significant influence:

	As of December 31, 2017
	% Ownership Interest Direct /	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Indirect	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A	33.33%	71,254,956	148,950	60,052,823	—	687,399,254	(684,873,130)	2,526,124	(24,472)	2,501,652

	As of December 31, 2016
	% Ownership Interest Direct /	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Indirect	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A	33.33%	90,283,944	117,703	78,452,153	—	615,229,994	(610,756,322)	4,473,672	(510,406)	3,963,266
GNL Quintero S.A.	20.00%	—	—	—	—	86,471,706	(72,752,059)	13,719,647	(65,571,292)	(51,851,645)
Electrogas S.A.	42.50%	9,318,456	40,746,438	5,683,680	13,809,430	24,126,070	(11,970,244)	12,155,826	(347,369)	11,808,457

Appendix 3 to these consolidated financial statements provides information on the main activities of our associates and the ownership interest that the Group holds in them.

None of our associates have published price quotations

12.3. Joint ventures

The following tables present information from the financial statements as of December 31, 2017 and 2016, on the main joint ventures:

	Centrales Hidroeléctricas		Transmisora Eléctrica
	de Aysén S.A.		de Quillota Ltda.
	51.0%	51.0%	50.0%	50.0%
	12-31-2017	12-31-2016	12-31-2017	12-31-2016
Financial statement items	ThCh$	ThCh$	ThCh$	ThCh$
Total current assets	355,835	863,962	7,793,702	6,366,378
Total non-current assets	8,030,172	15,159,321	12,036,201	12,034,576
Total current liabilities	139,182	3,324,706	440,426	245,025
Total non-current liabilities	—	68,081	1,751,963	1,710,406
Cash and cash equivalents	355,446	860,719	7,310,296	5,716,196
Revenues	—	—	2,813,493	2,774,316
Other fixed operating expenses	(8,144,855)	(4,363,197)	(525,471)	—
Depreciation and amortization expense	—	—	(782,322)	(773,093)
Interest income	24,829	42,046	—	134,995
Income tax expense	—	(7,070)	(313,709)	(225,008)
Profit (loss)	(8,193,671)	(4,284,131)	1,191,991	1,257,220
Other comprehensive income	—	—	—	—
Comprehensive income	(8,193,671)	(4,284,131)	1,191,991	1,257,220

The profit and loss information corresponds to the 12-month year ended.

d.	There are no significant commitments and contingencies, or restrictions on funds transfers to its owners in associates and joint ventures.